Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Intangible assets

Note 8. Intangible assets

At December 31, 2024 and 2023, intangible assets consisted of the following:

	As of December 31,
	2024	2023
Software	$77,594	$73,494
Application development	2,792,117	2,199,748
	2,869,711	2,273,242
Accumulated amortization	(1,759,904)	(1,022,062)
Intangible assets, net of accumulated amortization	$1,109,807	$1,251,180

Based on the carrying value of definite-lived intangible assets as of December 31, 2024, the Company estimates its amortization expense for following years will be as follows:

Amortization expense
Years Ended December 31,
2025	$650,002
2026	364,707
2027	95,098
Total amortization expense	$1,109,807

Amortization expense of intangible assets for the years ended December 31, 2024, 2023 and 2022 was $737,842, $591,321 and $314,023, respectively, which were recognized under General administrative expenses.

During the years ended December 31, 2024, 2023 and 2022, the Company acquired intangible assets of $596,469, $890,377 and $853,049, respectively.

The Company conducted an impairment assessment and concluded that the estimated recoverable amounts of its long-lived assets exceeded their carrying values. This conclusion was supported by the positive projected future cash flows and overall asset recoverability at the Group level. As a result, no impairment charge was recognized.